Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,985)	$ (9,707)	$ (11,264)	$ (14,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	127	130	257	323
Share-based compensation	1,051	318	589	581
Non-cash operating leases	227	371	614	225
Loss on disposal of fixed assets				43
Loss on sale of marketable securities				2
Gain from PPP loan forgiveness				(1,038)
Change in fair value of SAFEs		2,723	1,736
Change in fair value of redeemable convertible preferred stock warrant liability			(4,950)	2,515
Change in fair value of warrant liability	(111)	(1,504)
Change in operating assets and liabilities
Prepaid expenses and other current assets			(139)	284
Prepaid expenses	855	619
Other assets	18			138
Accounts payable	(607)	1,365	790	44
Accrued expenses and other current liabilities	390	227	(728)	(186)
Accounts payable - related parties	(20)		(18)	60
Operating lease liabilities	(216)	(375)	(603)	(226)
Net cash used in operating activities	(7,271)	(5,833)	(13,716)	(11,642)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(14)	(30)	(65)	(41)
Trademark costs	(1)
Purchases of marketable securities				(594)
Proceeds from disposal of property and equipment				95
Proceeds from maturities of marketable securities				594
Proceeds from sales of marketable securities				870
Net cash from business combination			15,605
Net cash used in investing activities	(15)	(30)	15,540	924
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from employee options		5	5	79
Proceeds from issuance of redeemable convertible preferred stock and warrants, net of issuance costs			3,983	5,810
Repayment of finance lease liabilities	(38)	(25)	(63)
Deferred financing costs	(306)
Proceeds from issuance of the SAFE agreements		6,198	3,897	4,009
Net cash (used in) provided by financing activities	(344)	6,178	7,822	9,898
Net increase (decrease) in cash and cash equivalents	(7,630)	315	9,646	(820)
Effect of exchange rate changes on cash	(103)		598
Cash and cash equivalents at the beginning of the period	11,825	1,581	1,581	2,401
Cash and cash equivalents at the end of the period	4,092	1,896	11,825	1,581
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING ACTIVITIES:
Issuance of finance lease liability for finance lease right-of-use asset		405	405
Issuance of operating lease liability for operating lease right-of-use asset		$ 1,950	1,950	181
Issuance of ordinary shares for conversion of Series A redeemable convertible preferred stock			6,653
Issuance of ordinary shares for conversion of Series B redeemable convertible preferred stock			21,440
Issuance of ordinary shares for conversion of Series C redeemable convertible preferred stock			7,259
Issuance of ordinary shares for anti-dilution shares related to Series A, B, C, and D redeemable convertible preferred stock			166
Issuance of ordinary shares for incentive shares related to Series A, B, C, and D redeemable convertible preferred stock			230
Issuance of ordinary shares for conversion of SAFEs			7,880
Fair value allocated at issuance to Series C warrants				2,053
Series C redeemable convertible preferred stock issuance costs in accrued expenses				38
Conversion of Series A and Series B redeemable convertible preferred stock to common stock				$ 30,722